Changes in accounting policies - Disclosure of Condensed Financial Position Information of Initial Application of Standards or Interpretation (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Deferred income taxes (asset)	$ 53.2	$ 48.4	$ 41.8	$ 13.2
Intangible assets	122.2	124.8	131.1	130.2
Deferred income taxes (liability)	15.8	15.4	8.4	11.2
Shareholders' equity	$ 427.9	577.6	497.3	380.2	$ 399.1
As previously reported
Disclosure of initial application of standards or interpretations [line items]
Deferred income taxes (asset)		46.9	40.8	12.2
Intangible assets		155.0	161.7	155.6
Deferred income taxes (liability)		21.6	15.1	16.7
Shareholders' equity		600.1	520.2	399.1
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Deferred income taxes (asset)		1.5	1.0	1.0
Intangible assets		(30.2)	(30.6)	(25.4)
Deferred income taxes (liability)		(6.2)	(6.7)	(5.5)
Shareholders' equity		$ (22.5)	$ (22.9)	$ (18.9)